OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2020 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23244

The Chartwell Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Timothy J. Riddle
The Chartwell Funds, 1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania 19312
(Name and address of agent for service)

With a copy to:

Alan R. Gedrich, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Registrant's telephone number, including area code:	(610) 296-1400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Berwyn Income Fund (BERIX)
Chartwell Mid Cap Value Fund (BERCX)
Chartwell Small Cap Value Fund (CWSIX)
Chartwell Short Duration High Yield Fund (CWFIX)
Chartwell Small Cap Growth Fund (CWSGX)

SEMI-ANNUAL REPORT

April 30, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-888-995-5505 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-888-995-5505. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS April 30, 2019 (Unaudited)
COMMON STOCKS — 26.0%	Shares	Value
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	55,605	$1,721,531
Verizon Communications, Inc.	18,300	1,046,577
		2,768,108
Consumer Discretionary — 2.4%
Automobiles — 0.1%
General Motors Company	23,812	927,477

Hotels, Restaurants & Leisure — 0.2%
Carnival Corporation	18,615	1,021,219
Restaurant Brands International, Inc.	12,155	792,992
Six Flags Entertainment Corporation	11,345	602,306
		2,416,517
Household Durables — 0.4%
Toll Brothers, Inc.	130,147	4,958,601

Internet & Direct Marketing Retail — 1.1%
Expedia Group, Inc.	108,386	14,072,838

Specialty Retail — 0.1%
Home Depot, Inc. (The)	5,400	1,099,980

Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corporation	53,848	7,085,320

Consumer Staples — 0.7%
Beverages — 0.1%
Coca-Cola Company (The)	23,000	1,128,380

Food Products — 0.5%
Ingredion, Inc.	68,930	6,531,118

Household Products — 0.0% (a)
Procter & Gamble Company (The)	5,056	538,363

Tobacco — 0.1%
Philip Morris International, Inc.	12,650	1,094,984

See accompanying notes to financial statements.	1

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 26.0% (Continued)	Shares	Value
Energy — 2.1%
Energy Equipment & Services — 0.1%
Helmerich & Payne, Inc.	9,232	$540,256
Schlumberger Ltd.	12,147	518,434
		1,058,690
Oil, Gas & Consumable Fuels — 2.0%
Chevron Corporation	8,399	1,008,384
Diamondback Energy, Inc.	103,009	10,959,128
Exxon Mobil Corporation	23,055	1,850,855
Hess Corporation	17,070	1,094,528
Pioneer Natural Resources Company	65,626	10,924,104
Royal Dutch Shell plc - Class A - ADR	9,335	593,053
		26,430,052
Financials — 6.0%
Banks — 2.3%
BB&T Corporation (b)	15,855	811,776
First Hawaiian, Inc.	23,905	660,973
JPMorgan Chase & Company	21,720	2,520,606
KeyCorp	451,317	7,920,613
M&T Bank Corporation	34,300	5,833,401
Pinnacle Financial Partners, Inc.	168,111	9,762,206
PNC Financial Services Group, Inc. (The)	6,595	903,053
SunTrust Banks, Inc.	11,530	754,985
Umpqua Holdings Corporation	37,425	649,698
		29,817,311
Capital Markets — 0.2%
Ares Capital Corporation	61,385	1,104,930
BlackRock, Inc.	1,480	718,155
CME Group, Inc.	3,345	598,421
		2,421,506
Consumer Finance — 0.4%
Synchrony Financial	169,505	5,876,738

Insurance — 3.0%
Allstate Corporation (The)	137,052	13,576,371
Arthur J. Gallagher & Company	16,785	1,403,562
Hanover Insurance Group, Inc. (The)	82,233	9,918,122
Lincoln National Corporation	180,456	12,040,024
Progressive Corporation (The)	9,335	729,530
Prudential Financial, Inc. (b)	9,995	1,056,572
		38,724,181

2	See accompanying notes to financial statements.

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 26.0% (Continued)	Shares	Value
Financials — 6.0% (Continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. - Class A	22,290	$793,301

Health Care — 1.2%
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	20,700	1,646,892

Health Care Providers & Services — 0.8%
Quest Diagnostics, Inc.	106,848	10,298,010

Pharmaceuticals — 0.3%
Johnson & Johnson	4,879	688,915
Merck & Company, Inc.	25,455	2,003,563
Pfizer, Inc.	43,110	1,750,697
		4,443,175
Industrials — 2.8%
Aerospace & Defense — 0.1%
Lockheed Martin Corporation	3,160	1,053,323

Air Freight & Logistics — 0.0% (a)
United Parcel Service, Inc. - Class B	6,760	718,047

Construction & Engineering — 0.8%
Jacobs Engineering Group, Inc.	130,147	10,143,657

Electrical Equipment — 0.8%
Emerson Electric Company	14,645	1,039,649
Rockwell Automation, Inc.	52,389	9,467,216
		10,506,865
Machinery — 1.1%
Caterpillar, Inc.	6,310	879,740
Snap-on, Inc.	78,785	13,257,940
		14,137,680
Information Technology — 1.3%
Communications Equipment — 0.1%
Cisco Systems, Inc.	30,395	1,700,600

Electronic Equipment, Instruments & Components — 0.8%
Dolby Laboratories, Inc. - Class A	161,131	10,423,564

See accompanying notes to financial statements.	3

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 26.0% (Continued)	Shares	Value
Information Technology — 1.3% (Continued)
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corporation	32,230	$1,645,019
Lam Research Corporation	3,310	686,594
		2,331,613
Software — 0.1%
Microsoft Corporation	15,305	1,998,833

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	1,610	323,079
Western Digital Corporation	7,560	386,467
		709,546
Materials — 2.3%
Chemicals — 1.3%
Air Products & Chemicals, Inc.	5,005	1,029,979
FMC Corporation	152,385	12,047,558
Valvoline, Inc.	213,328	3,946,568
		17,024,105
Construction Materials — 1.0%
Vulcan Materials Company	98,312	12,398,126

Real Estate — 3.9%
Equity Real Estate Investment Trusts (REITs) — 3.9%
American Campus Communities, Inc.	179,332	8,464,470
Crown Castle International Corporation	9,315	1,171,641
Duke Realty Corporation	407,634	12,685,570
Host Hotels & Resorts, Inc.	554,908	10,676,430
Lamar Advertising Company - Class A (b)	9,865	815,540
Mid-America Apartment Communities, Inc.	97,644	10,683,230
Retail Properties of America, Inc. - Class A	492,993	6,058,884
		50,555,765
Utilities — 3.1%
Electric Utilities — 0.2%
American Electric Power Company, Inc.	12,350	1,056,543
Exelon Corporation	19,035	969,833
PPL Corporation	30,695	957,991
		2,984,367

4	See accompanying notes to financial statements.

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 26.0% (Continued)	Shares	Value
Utilities — 3.1% (Continued)
Multi-Utilities — 2.9%
Ameren Corporation	165,216	$12,022,768
CMS Energy Corporation	244,022	13,555,422
Public Service Enterprise Group, Inc.	192,727	11,496,166
		37,074,356

Total Common Stocks (Cost $324,643,840)		$337,891,989

PREFERRED STOCKS — 4.1%	Shares	Value
Energy — 1.9%
Chesapeake Energy Corporation, 5.000% CV (b)(c)	469,246	$25,339,284

Health Care — 0.1%
Becton, Dickinson and Company, 6.125% - Series A CV (c)	13,925	828,816

Industrials — 1.4%
Pitney Bowes, Inc., 6.700%, 3/7/2043 (c)	737,183	17,677,648

Real Estate — 0.7%
RLJ Lodging Trust, 7.800% - Series A CV (c)	379,783	9,627,499

Total Preferred Stocks (Cost $55,221,890)		$53,473,247

CORPORATE BONDS — 50.0%	Par Value	Value
Communication Services — 1.9%
AT&T, Inc., 3.777%, due 6/12/2024 (3MO LIBOR + 118) (d)	$6,350,000	$6,377,432
Avis Budget Group, Inc., 6.375%, due 4/1/2024 (e)	2,000,000	2,080,000
CenturyLink, Inc., Series D, 7.20%, due 12/1/2025	227,000	225,400
CenturyLink, Inc., 7.65%, due 3/15/2042	5,710,000	5,027,084
Cincinnati Bell, Inc., 8.00%, due 10/15/2025 (e)	2,500,000	2,281,250
Consolidated Communications, Inc., 6.50%, due 10/1/2022 (b)	2,500,000	2,371,875
T-Mobile USA, Inc., 4.00%, due 4/15/2022	750,000	757,500
Viacom, Inc., 3.45%, due 10/4/2026	5,943,000	5,628,003
		24,748,544

See accompanying notes to financial statements.	5

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 50.0% (Continued)	Par Value	Value
Consumer Discretionary — 9.9%
Bed Bath & Beyond, Inc, 5.165%, due 8/1/2044	$10,293,000	$7,620,732
Brunswick Corporation, 4.625%, due 5/15/2021 (e)	11,806,000	11,804,231
Carriage Services, Inc., 6.625%, due 6/1/2026 (e)	2,757,000	2,839,710
Choice Hotels International, Inc., 5.70%, due 8/28/2020	2,955,000	3,039,956
Clearwater Seafoods, Inc., 6.875%, due 5/1/2025 (e)	2,500,000	2,475,000
Coach, Inc., 4.125%, due 7/15/2027	18,403,000	17,832,915
Dollar Tree, Inc., 4.00%, due 5/15/2025	16,893,000	17,227,954
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, due 2/15/2023 (e)	2,000,000	2,090,000
Fiat Chrysler Automobiles N.V., 4.50%, due 4/15/2020	3,375,000	3,400,313
General Motors Company, 5.00%, due 10/1/2028	3,000,000	3,087,457
Group 1 Automotive, Inc., 5.00%, due 6/1/2022	750,000	760,312
Hasbro, Inc., 5.10%, due 5/15/2044	4,739,000	4,668,781
HLF Financing Sarl, LLC/Herbalife International, Inc., 7.25%, due 8/15/2026 (e)	2,500,000	2,546,875
L Brands, Inc., 5.25%, due 2/1/2028	2,500,000	2,234,375
Macy’s Retail Holdings, Inc., 3.45%, due 1/15/2021	10,000,000	10,068,652
National Cinemedia, LLC, 5.75%, due 8/15/2026	2,500,000	2,431,250
Penn National Gaming, Inc., 5.625%, due 1/15/2027 (e)	2,500,000	2,468,750
Penske Automotive Group, Inc., 5.50%, due 5/15/2026 (b)	2,500,000	2,493,750
Quad Graphics, Inc., 7.00%, due 5/1/2022	2,000,000	2,020,000
Service Corporation International, Inc., 4.50%, due 11/15/2020	4,998,000	5,004,247
Sonic Automotive, Inc., 6.125%, due 3/15/2027	2,500,000	2,425,000
Tiffany & Company, 4.90%, due 10/1/2044	17,744,000	16,549,411
Truck Hero, Inc., 8.50%, due 4/21/2024 (e)	2,600,000	2,619,500
Wolverine World Wide, Inc., 5.00%, due 9/1/2026 (e)	1,500,000	1,462,500
		129,171,671
Consumer Staples — 4.0%
Church & Dwight Company, Inc., 2.45%, due 12/15/2019	13,398,000	13,360,554
Clearwater Paper Corporation, 4.50%, due 2/1/2023 (b)	2,500,000	2,418,750
Constellation Brands, Inc., 3.875%, due 11/15/2019	15,000,000	15,073,886
Edgewell Personal Care Company, 2.45%, due 5/19/2021	2,800,000	2,856,000
General Mills, Inc., 4.15%, due 2/15/2043	6,822,000	6,416,287
J.M. Smucker Company (The), 4.25%, due 3/15/2035	7,655,000	7,412,552
Kellogg Company, 4.50%, due 4/1/2046	4,705,000	4,514,477
		52,052,506

6	See accompanying notes to financial statements.

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 50.0% (Continued)	Par Value	Value
Energy — 1.8%
Antero Resources Corporation, 5.375%, due 11/1/2021	$3,930,000	$3,959,475
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.625%, due 7/15/2026 (e)	1,903,000	1,943,439
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (e)	4,000,000	4,006,640
Genesis Energy, L.P./Genesis Energy Finance Corporation, 5.625%, due 6/15/2024	2,500,000	2,482,812
NLG Energy Partners, L.P., 6.125%, due 3/1/2025	2,490,000	2,467,590
Sunoco, L.P./Sunoco Finance Corporation, 4.875%, due 1/15/2023	4,000,000	4,065,000
Targa Resources Partners, 5.25%, due 5/1/2023	4,000,000	4,050,000
		22,974,956
Financials — 6.4%
Ares Capital Corporation, 3.50%, due 2/10/2023	6,185,000	6,119,484
Ares Capital Corporation, 4.25%, due 3/1/2025	1,620,000	1,601,539
Bank of America Corporation, 3.371%, due 9/15/2026 (3MO LIBOR + 76) (d)	13,625,000	12,794,042
CIT Group, Inc., 5.00%, due 8/15/2022	4,000,000	4,160,000
Citigroup, Inc., 3.352%, due 4/24/2025	11,900,000	11,960,583
Compass Group Diversified Holdings, LLC, 8.00%, due 5/1/2026 (e)	2,500,000	2,637,500
Ford Motor Credit Company, LLC, 5.584%, due 3/18/2024	8,360,000	8,790,739
General Motors Financial Company, Inc., 5.65%, due 1/17/2029	6,669,000	7,156,074
Goldman Sachs Group, Inc. (The), 3.691%, due 6/5/2028	4,437,000	4,395,312
Icahn Enterprises, L.P., 5.875%, due 2/1/2022	4,000,000	4,040,000
Jefferies Finance, LLC, 6.875%, due 4/15/2022 (e)	750,000	761,250
Jefferies Group, LLC, 6.25%, due 1/15/2036	1,744,000	1,829,849
JPMorgan Chase & Company, 3.207%, due 4/1/2023 (d)	8,910,000	8,968,005
SLM Corporation, 5.125%, due 4/5/2022	878,000	864,830
Springleaf Finance Corporation, 5.625%, due 3/15/2023	4,000,000	4,155,000
Starwood Property Trust, 5.00%, due 12/15/2021	3,580,000	3,656,075
		83,890,282
Health Care — 2.9%
Amgen, Inc., 2.20%, due 5/22/2019	9,699,000	9,697,003
Becton, Dickinson and Company, 2.133%, due 6/6/2019	8,972,000	8,964,397
Becton, Dickinson and Company, 2.675%, due 12/15/2019	3,605,249	3,597,241
Centene Corporation, 5.625%, due 2/15/2021	545,000	553,856
CVS Health Corporation, 4.30%, due 3/25/2028	11,500,000	11,627,372
Tenet Healthcare Corporation, 6.00%, due 10/1/2020	4,000,000	4,135,000
		38,574,869

See accompanying notes to financial statements.	7

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 50.0% (Continued)	Par Value	Value
Industrials — 5.7%
ADT Corporation (The), 6.25%, due 10/15/2021	$4,000,000	$4,203,800
Allison Transmission, Inc., 4.75%, due 10/1/2027 (e)	2,500,000	2,449,525
American Axle & Manufacturing, Inc., 6.25%, due 3/15/2026 (b)	2,500,000	2,500,000
Arconic, Inc., 5.40%, due 4/15/2021	4,000,000	4,122,800
Bemis Company, Inc., 6.80%, due 8/1/2019	13,815,000	13,939,024
Crown Americas Capital Corporation IV, 4.50%, due 1/15/2023	4,000,000	4,085,040
H&E Equipment Services, Inc., 5.625%, due 9/1/2025	2,500,000	2,537,500
IDEX Corporation, 4.50%, due 12/15/2020	14,055,000	14,320,612
Intertape Polymer Group, Inc., 7.00%, due 10/15/2026 (e)	2,500,000	2,556,250
Neon Holdings, Inc., 10.125%, due 4/1/2026 (e)	2,340,000	2,410,200
Republic Services, Inc., 5.50%, due 9/15/2019	13,944,000	14,078,745
United Rentals North America, Inc., 4.625%, due 7/15/2023	4,000,000	4,065,000
Waste Pro USA, Inc., 5.50%, due 2/15/2026 (e)	2,614,000	2,600,930
		73,869,426
Information Technology — 12.0%
Apple, Inc., 3.85%, due 5/4/2043	10,000,000	9,949,533
Belo Corporation, 7.25%, due 9/15/2027	2,500,000	2,681,250
CBS Radio, Inc., 7.25%, due 11/1/2024 (b)(e)	2,500,000	2,587,500
Dell, Inc., 5.875%, due 6/15/2021 (e)	4,000,000	4,073,530
Electronics for Imaging, Inc., 0.75%, due 9/1/2019 CV (b)	14,621,000	14,474,108
Hewlett Packard Enterprise Company, 3.60%, due 10/15/2020	24,223,000	24,449,517
Hewlett Packard Enterprise Company, 6.35%, due 10/15/2045	6,384,000	6,789,318
Level 3 Financing, Inc., 5.375%, due 8/15/2022	4,735,000	4,752,756
NetApp, Inc., 2.00%, due 9/27/2019	15,682,000	15,631,094
Nokia Corporation, 5.375%, due 5/15/2019	15,598,000	15,598,000
Nokia Corporation, 6.625%, due 5/15/2039	4,721,000	5,027,865
Nuance Communications, Inc., 2.75%, due 11/1/2031 CV	33,550,000	33,381,766
Sanmina Corporation, 4.375%, due 6/1/2019 (e)	16,532,000	16,542,415
		155,938,652
Materials — 2.7%
Ball Corporation, 4.375%, due 12/15/2020	6,604,000	6,711,315
Cascades, Inc., 5.75%, due 7/15/2023 (e)	1,750,000	1,771,875
Commercial Metals Company, 5.375%, due 7/15/2027	2,500,000	2,462,500
Mercer International, Inc., 5.50%, due 1/15/2026	2,500,000	2,468,750
Mountain Province Diamonds, Inc., 8.00%, due 12/15/2022 (e)	2,500,000	2,512,500
Newmont Mining Corporation, 5.125%, due 10/1/2019	10,000,000	10,090,952
Plastipak Holdings, Inc., 6.25%, due 10/15/2025 (e)	2,500,000	2,337,500
Schweitzer-Mauduit International, Inc., 6.875%, due 10/1/2026 (e)	2,500,000	2,568,750
Steel Dynamics, Inc., 5.125%, due 10/1/2021	4,000,000	4,025,000
		34,949,142

8	See accompanying notes to financial statements.

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 50.0% (Continued)	Par Value	Value
Real Estate — 2.2%
CoreCivic, Inc., 4.125%, due 4/1/2020	$6,448,000	$6,482,239
Greystar Real Estate Partners, LLC, 5.75%, due 12/1/2025 (e)	4,000,000	4,020,000
Equinix, Inc., 5.375%, due 1/1/2022	4,000,000	4,100,000
iStar, Inc., 4.625%, due 9/15/2020	2,940,000	2,969,400
iStar, Inc., 6.00%, due 4/1/2022	1,060,000	1,085,175
LGI Homes, Inc., 6.875%, due 7/15/2026 (e)	2,500,000	2,531,250
Sabra Capital Corporation, 5.50%, due 2/1/2021	4,750,000	4,791,562
TRI Pointe Group, Inc., 5.25%, due 6/1/2027	2,500,000	2,362,500
		28,342,126
Utilities — 0.5%
AES Corporation, 4.00%, due 3/15/2021	4,000,000	4,040,000
Suburban Propane Partners LP, 5.875%, due 3/1/2027	2,800,000	2,723,000
		6,763,000

Total Corporate Bonds (Cost $645,706,465)		$651,275,174

ASSET-BACKED SECURITIES — 2.9%	Par Value	Value
Exantas Capital Corporation, Series 2019-RS07, 3.499%, due 4/15/2022 (1MO LIBOR + 100) (d)(e)	$8,170,000	$8,170,000
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 3.764%, due 12/22/2035 (1MO LIBOR +140) (d)(e)	16,450,000	16,450,000
Orix Credit Alliance Owner Trust, Series 2018-CRE1, 3.66%, due 6/15/2036 (1MO LIBOR + 118) (d)(e)	12,830,000	12,831,026
Total Asset-Backed Securities (Cost $37,465,973)		$37,451,026

MORTGAGE-BACKED SECURITIES — 0.7%	Par Value	Value
Commercial — 0.7%
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, 3.491%, due 1/15/2022 (1MO LIBOR + 100) (d)(e)	$4,320,000	$4,323,722
Colony American Finance Ltd., Series 2019-1, 3.324%, due 1/15/2029 (d)(e)	5,000,000	5,024,074
Total Mortgage-Backed Securities (Cost $9,319,781)		$9,347,796

See accompanying notes to financial statements.	9

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.9%	Par Value	Value
Federal Farm Credit Bank — 0.8%
Federal Farm Credit Bank, 2.452%, due 9/17/2021 (1MO LIBOR + 200) (d)	$5,000,000	$4,993,043
Federal Farm Credit Bank, 3.50%, due 2/01/2033	5,000,000	4,941,068
		9,934,111
Federal Home Loan Bank — 3.4%
Federal Home Loan Bank, 2.625%, due 11/22/2022 (d)	5,845,000	5,843,664
Federal Home Loan Bank, 3.29%, due 9/28/2027	6,670,000	6,613,762
Federal Home Loan Bank, 3.13%, due 10/30/2029	12,000,000	11,901,935
Federal Home Loan Bank, 3.65%, due 4/03/2034	20,000,000	20,001,077
		44,360,438
Federal Home Loan Mortgage Corporation — 1.1%
Federal Home Loan Mortgage Corporation, 2.25%, due 11/22/2022 (d)	5,783,000	5,778,882
Federal Home Loan Mortgage Corporation, 2.25%, due 11/22/2022 (d)	8,059,000	8,057,621
		13,836,503
Small Business Administration — 1.6%
Small Business Administration Participation Certificates, 2.82%, due 2/1/2037	14,134,895	14,000,153
Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	7,000,000	7,095,277
		21,095,430

Total U.S. Government & Agency Obligations (Cost $89,208,459)		$89,226,482

U.S. TREASURY OBLIGATIONS — 5.8%	Par Value	Value
U.S. Treasury Notes — 5.8%
U.S. Treasury Note, 1.625%, due 7/31/2020	$25,000,000	$24,775,391
U.S. Treasury Note, 1.625%, due 10/15/2020	15,000,000	14,848,828
U.S. Treasury Note, 2.625%, due 2/15/2029	36,000,000	36,367,031
Total U.S. Treasury Obligations (Cost $75,863,135)		$75,991,250

10	See accompanying notes to financial statements.

BERWYN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.9%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.33% (f)(g)	3,859,058	$3,859,058
Fidelity Institutional Money Market Government Portfolio - Class I, 2.31% (f)	107,551	107,551
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 2.34% (f)(g)	7,633,697	7,633,697
Total Money Market Funds (Cost $11,600,306)		$11,600,306

Investments at Value — 97.3% (Cost $1,249,029,849)		$1,266,257,270

Other Assets in Excess of Liabilities — 2.7%		35,763,355

Net Assets — 100.0%		$1,302,020,625

(a)	Percentage rounds to less than 0.1%
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of April 30, 2019 is $11,235,209 (Note 8).
(c)	Security has a perpetual maturity date.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)

Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $137,777,692 as of April 30, 2019, representing 10.6% of net assets.

(f)	The rate shown is the 7-day effective yield as of April 30, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019 was $11,492,755 (Note 8).
ADR - American Depositary Receipt
CV - Convertible Security
LIBOR - London Interbank Offered Rate

See accompanying notes to financial statements.	11

BERWYN INCOME FUND
SUMMARY OF INVESTMENTS
April 30, 2019 (Unaudited)

Security Type / Sector	Percent of Net Assets
Common Stocks
Financials	6.0%
Real Estate	3.9%
Utilities	3.1%
Industrials	2.8%
Consumer Discretionary	2.4%
Materials	2.3%
Energy	2.1%
Information Technology	1.3%
Health Care	1.2%
Consumer Staples	0.7%
Communication Services	0.2%
Total Common Stocks	26.0%
Preferred Stocks
Energy	1.9%
Industrials	1.4%
Real Estate	0.7%
Health Care	0.1%
Total Preferred Stocks	4.1%
Corporate Bonds
Information Technology	12.0%
Consumer Discretionary	9.9%
Financials	6.4%
Industrials	5.7%
Consumer Staples	4.0%
Health Care	2.9%
Materials	2.7%
Real Estate	2.2%
Communication Services	1.9%
Energy	1.8%
Utilities	0.5%
Total Corporate Bonds	50.0%
Asset-Backed Securities	2.9%
Mortgage-Backed Securities	0.7%
U.S. Government & Agency Obligations	6.9%
U.S. Treasury Obligations	5.8%
Money Market Funds	0.9%
Investments	97.3%
Other Assets in Excess of Liabilities	2.7%
Net Assets	100.0%

12	See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS April 30, 2019 (Unaudited)
COMMON STOCKS — 95.4%	Shares	Value
Consumer Discretionary — 11.8%
Household Durables — 1.3%
Toll Brothers, Inc.	8,905	$339,280

Internet & Direct Marketing Retail — 3.8%
Expedia Group, Inc.	7,420	963,413

Specialty Retail — 4.8%
AutoZone, Inc. (a)	1,180	1,213,406

Textiles, Apparel & Luxury Goods — 1.9%
Ralph Lauren Corporation	3,788	498,425

Consumer Staples — 1.8%
Food Products — 1.8%
Ingredion, Inc.	4,715	446,746

Energy — 5.9%
Oil, Gas & Consumable Fuels — 5.9%
Diamondback Energy, Inc.	7,042	749,198
Pioneer Natural Resources Company	4,495	748,238
		1,497,436
Financials — 17.6%
Banks — 6.3%
KeyCorp	30,900	542,295
M&T Bank Corporation	2,350	399,665
Pinnacle Financial Partners, Inc.	11,515	668,676
		1,610,636
Consumer Finance — 1.8%
Synchrony Financial	12,850	445,509

Insurance — 9.5%
Allstate Corporation (The)	9,380	929,183
Hanover Insurance Group, Inc. (The)	5,625	678,431
Lincoln National Corporation	12,355	824,326
		2,431,940
Health Care — 3.2%
Health Care Providers & Services — 3.2%
Quest Diagnostics, Inc.	8,531	822,218

See accompanying notes to financial statements.	13

CHARTWELL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Industrials — 16.0%
Construction & Engineering — 2.7%
Jacobs Engineering Group, Inc.	8,905	$694,056

Electrical Equipment — 2.5%
Rockwell Automation, Inc.	3,575	646,038

Machinery — 3.6%
Snap-on, Inc.	5,390	907,029

Marine — 4.0%
Kirby Corporation (a)	12,338	1,008,261

Professional Services — 3.2%
IHS Markit Ltd. (a)	14,295	818,532

Information Technology — 6.6%
Electronic Equipment, Instruments & Components — 2.8%
Dolby Laboratories, Inc. - Class A	11,020	712,884

Software — 3.8%
Teradata Corporation (a)	21,299	968,465

Materials — 8.1%
Chemicals — 4.8%
FMC Corporation	10,894	861,279
Valvoline, Inc.	19,234	355,829
		1,217,108
Construction Materials — 3.3%
Vulcan Materials Company	6,725	848,090

Real Estate — 13.9%
Equity Real Estate Investment Trusts (REITs) — 13.9%
American Campus Communities, Inc.	12,285	579,852
Duke Realty Corporation	35,085	1,091,845
Host Hotels & Resorts, Inc.	37,975	730,639
Mid-America Apartment Communities, Inc.	6,680	730,859
Retail Properties of America, Inc. - Class A	33,740	414,665
		3,547,860

14	See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.4% (Continued)	Shares	Value
Utilities — 10.5%
Multi-Utilities — 10.5%
Ameren Corporation	11,320	$823,756
CMS Energy Corporation	16,710	928,241
Public Service Enterprise Group, Inc.	15,620	931,733
		2,683,730

Total Common Stocks (Cost $22,809,778)		$24,321,062

MONEY MARKET FUNDS — 4.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.31% (b) (Cost $1,199,451)	1,199,451	$1,199,451

Investments at Value — 100.1% (Cost $24,009,229)		$25,520,513

Liabilities in Excess of Other Assets — (0.1%)		(25,181)

Net Assets — 100.0%		$25,495,332

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2019.

See accompanying notes to financial statements.	15

CHARTWELL MID CAP VALUE FUND
SUMMARY OF INVESTMENTS
April 30, 2019 (Unaudited)

Security Type / Sector	Percent of Net Assets
Common Stocks
Financials	17.6%
Industrials	16.0%
Real Estate	13.9%
Consumer Discretionary	11.8%
Utilities	10.5%
Materials	8.1%
Information Technology	6.6%
Energy	5.9%
Health Care	3.2%
Consumer Staples	1.8%
Total Common Stocks	95.4%
Money Market Funds	4.7%
Investments	100.1%
Liabilities in Excess of Other Assets	(0.1%)
Net Assets	100.0%

16	See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS April 30, 2019 (Unaudited)
COMMON STOCKS — 96.4%	Shares	Value
Communication Services — 1.4%
Media — 1.4%
Scholastic Corporation	83,165	$3,316,620

Consumer Discretionary — 6.7%
Hotels, Restaurants & Leisure — 3.7%
Cheesecake Factory, Inc. (The) (a)	71,182	3,532,051
Denny’s Corporation (b)	264,160	4,918,659
		8,450,710
Household Durables — 0.9%
TRI Pointe Group, Inc. (a)(b)	166,760	2,176,218

Textiles, Apparel & Luxury Goods — 2.1%
Oxford Industries, Inc.	22,875	1,899,997
Wolverine World Wide, Inc.	82,670	3,043,083
		4,943,080
Consumer Staples — 2.7%
Food Products — 2.7%
Fresh Del Monte Produce, Inc.	80,841	2,385,618
Sanderson Farms, Inc.	25,600	3,881,728
		6,267,346
Energy — 3.1%
Energy Equipment & Services — 1.5%
Apergy Corporation (b)	85,825	3,406,394

Oil, Gas & Consumable Fuels — 1.6%
Ring Energy, Inc. (b)	287,958	1,491,623
SRC Energy, Inc. (b)	375,100	2,306,865
		3,798,488
Financials — 26.2%
Banks — 18.2%
Columbia Banking System, Inc.	92,245	3,462,877
CVB Financial Corporation	111,800	2,426,060
First Financial Bancorp	121,040	3,038,104
First Midwest Bancorp, Inc.	122,750	2,635,443
FNB Corporation	150,052	1,820,131
Hope Bancorp, Inc.	159,635	2,244,468
Independent Bank Group, Inc.	59,668	3,401,076
Renasant Corporation	74,275	2,693,211
Sandy Spring Bancorp, Inc.	61,400	2,142,246

See accompanying notes to financial statements.	17

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Financials — 26.2% (Continued)
Banks — 18.2% (Continued)
South State Corporation	43,195	$3,268,134
Synovus Financial Corporation	50,993	1,879,602
TowneBank	97,492	2,542,591
UMB Financial Corporation (a)	37,870	2,645,598
Umpqua Holdings Corporation	132,038	2,292,180
United Bankshares, Inc. (a)	57,050	2,238,642
United Community Banks, Inc.	119,620	3,358,930
		42,089,293
Consumer Finance — 1.4%
PRA Group, Inc. (b)	112,445	3,161,953

Insurance — 6.6%
American Equity Investment Life Holding Company	95,963	2,822,272
Argo Group International Holdings Ltd.	83,272	6,501,045
Selective Insurance Group, Inc.	83,132	5,928,143
		15,251,460
Health Care — 3.0%
Biotechnology — 1.1%
Eagle Pharmaceuticals, Inc. (b)	47,985	2,466,909

Health Care Providers & Services — 1.9%
LHC Group, Inc. (b)	40,318	4,479,733

Industrials — 22.4%
Air Freight & Logistics — 1.0%
Hub Group, Inc. - Class A (b)	53,180	2,210,693

Commercial Services & Supplies — 4.3%
Interface, Inc.	123,610	1,982,704
Knoll, Inc.	118,091	2,579,107
Matthews International Corporation - Class A	37,195	1,490,032
McGrath RentCorp (a)	44,459	2,756,458
UniFirst Corporation	7,830	1,238,158
		10,046,459
Construction & Engineering — 0.8%
Dycom Industries, Inc. (b)	38,215	1,895,082

18	See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Industrials — 22.4% (Continued)
Machinery — 10.5%
Barnes Group, Inc.	53,750	$2,989,575
EnPro Industries, Inc.	23,558	1,750,831
ESCO Technologies, Inc.	73,896	5,542,200
Franklin Electric Company, Inc.	51,130	2,498,212
Harsco Corporation (b)	117,750	2,665,860
ITT, Inc.	84,775	5,133,126
Lydall, Inc. (b)	42,206	1,038,690
Mueller Water Products, Inc. - Series A	258,735	2,776,226
		24,394,720
Professional Services — 2.8%
Korn Ferry	70,365	3,308,562
TrueBlue, Inc. (b)	130,545	3,153,967
		6,462,529
Road & Rail — 1.5%
Saia, Inc. (b)	54,776	3,527,027

Trading Companies & Distributors — 1.5%
Rush Enterprises, Inc. - Class A	83,435	3,538,478

Information Technology — 10.2%
Electronic Equipment, Instruments & Components — 1.9%
Plexus Corporation (b)	74,255	4,468,666

IT Services — 4.5%
CACI International, Inc. - Class A (b)	26,570	5,179,556
ManTech International Corporation - Class A	85,985	5,330,210
		10,509,766
Semiconductors & Semiconductor Equipment — 1.4%
Diodes, Inc. (a)(b)	87,499	3,186,713

Software — 2.4%
CommVault Systems, Inc. (b)	58,860	3,096,036
Progress Software Corporation	54,487	2,485,152
		5,581,188

See accompanying notes to financial statements.	19

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.4% (Continued)	Shares	Value
Materials — 4.1%
Chemicals — 1.5%
Minerals Technologies, Inc.	56,420	$3,541,484

Construction Materials — 1.2%
Eagle Materials, Inc.	30,165	2,742,300

Paper & Forest Products — 1.4%
P.H. Glatfelter Company	202,880	3,201,446

Real Estate — 9.5%
Equity Real Estate Investment Trusts (REITs) — 9.5%
Empire State Realty Trust, Inc. - Class A (a)	138,240	2,137,190
First Industrial Realty Trust, Inc.	93,150	3,285,401
Healthcare Realty Trust, Inc.	109,076	3,368,267
Kite Realty Group Trust	62,737	990,617
Pebblebrook Hotel Trust (a)	75,080	2,444,605
Piedmont Office Realty Trust, Inc. - Class A	104,915	2,184,330
PS Business Parks, Inc.	28,572	4,389,231
STAG Industrial, Inc.	112,668	3,242,585
		22,042,226
Utilities — 7.1%
Electric Utilities — 1.5%
El Paso Electric Company	56,595	3,458,520

Gas Utilities — 1.5%
Southwest Gas Holdings, Inc.	41,185	3,426,180

Multi-Utilities — 4.1%
Avista Corporation	53,045	2,288,361
Black Hills Corporation	35,962	2,616,595
NorthWestern Corporation	64,518	4,506,583
		9,411,539

Total Common Stocks (Cost $199,816,346)		$223,453,220

20	See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.4%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.33% (c)(d)	1,800,926	$1,800,926
Fidelity Institutional Money Market Government Portfolio - Class I, 2.31% (c)	297,179	297,179
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 2.34% (c)(d)	3,562,455	3,562,455
Total Money Market Funds (Cost $5,660,560)		$5,660,560

Investments at Value — 98.8% (Cost $205,476,906)		$229,113,780

Other Assets in Excess of Liabilities — 1.2%		2,791,824

Net Assets — 100.0%		$231,905,604

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of April 30, 2019 is $5,240,835 (Note 8).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of April 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019 was $5,363,381 (Note 8).

See accompanying notes to financial statements.	21

CHARTWELL SMALL CAP VALUE FUND
SUMMARY OF INVESTMENTS
April 30, 2019 (Unaudited)

Security Type / Sector	Percent of Net Assets
Common Stocks
Communication Services	1.4%
Consumer Discretionary	6.7%
Consumer Staples	2.7%
Energy	3.1%
Financials	26.2%
Health Care	3.0%
Industrials	22.4%
Information Technology	10.2%
Materials	4.1%
Real Estate	9.5%
Utilities	7.1%
Total Common Stocks	96.4%
Money Market Funds	2.4%
Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Net Assets	100.0%

22	See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND SCHEDULE OF INVESTMENTS April 30, 2019 (Unaudited)
CORPORATE BONDS — 97.6%	Par Value	Value
Communication Services — 9.8%
CCO Holdings, LLC, 5.25%, due 9/30/2022	$2,015,000	$2,047,744
Level 3 Financing, Inc., 5.375%, due 8/15/2022	2,015,000	2,022,556
Tegna, Inc., 5.125%, due 10/15/2019	1,272,000	1,276,770
Tegna, Inc., 5.125%, due 7/15/2020	665,000	669,156
T-Mobile USA, Inc., 4.00%, due 4/15/2022	2,015,000	2,035,150
		8,051,376
Consumer Discretionary — 10.0%
Fiat Chrysler Automobiles N.V., 4.50%, due 4/15/2020	2,015,000	2,030,113
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, due 4/15/2021	2,015,000	2,050,383
Group 1 Automotive, Inc., 5.00%, due 6/1/2022	2,015,000	2,042,706
Lennar Corporation, 4.50%, due 11/15/2019	2,015,000	2,018,778
		8,141,980
Energy — 14.8%
Antero Resources Corporation, 5.375%, due 11/1/2021	2,015,000	2,030,113
DCP Midstream Operating, L.P., 5.35%, due 3/15/2020 (a)	2,015,000	2,047,824
Energy Transfer Equity, 7.50%, due 10/15/2020	1,915,000	2,036,737
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (a)	1,835,000	1,838,046
Sunoco, L.P./Sunoco Finance Corporation, 4.875%, due 1/15/2023	2,020,000	2,052,825
Targa Resources Partners, L.P./Targa Resources Partners Finance Corporation, 5.25%, due 5/1/2023	2,049,000	2,074,613
		12,080,158
Financials — 10.2%
CIT Group, Inc., 5.00%, due 8/15/2022	1,915,000	1,991,600
iStar, Inc., 6.00%, due 4/1/2022	550,000	563,063
SLM Corporation, 5.125%, due 4/5/2022	1,745,000	1,718,825
Springleaf Finance Corporation, 5.625%, due 3/15/2023	1,100,000	1,142,625
Springleaf Finance Corporation, 6.125%, due 3/15/2024	830,000	894,474
Starwood Property Trust, 5.00%, due 12/15/2021	2,015,000	2,057,819
		8,368,406
Health Care — 11.8%
Centene Corporation, 5.625%, due 2/15/2021	2,015,000	2,047,744
HCA, Inc., 5.875%, due 3/15/2022	1,913,000	2,046,145
Sabra Health Care, L.P./Sabra Capital Corporation, 5.50%, due 2/1/2021	2,015,000	2,032,631
Tenet Healthcare Corporation, 6.00%, due 10/1/2020	1,915,000	1,979,631
Valeant Pharmaceuticals, 6.50%, due 3/15/2022 (a)	1,465,000	1,516,275
		9,622,426

See accompanying notes to financial statements.	23

CHARTWELL SHORT DURATION HIGH YIELD FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 97.6% (Continued)	Par Value	Value
Industrials — 14.9%
ADT Corporation (The), 6.25%, due 10/15/2021	$1,915,000	$2,012,569
Aircastle Ltd., 6.25%, due 12/1/2019	1,955,000	1,994,080
Arconic, Inc., 5.40%, due 4/15/2021	2,015,000	2,076,860
CNH Industrial Capital, LLC, 4.375%, due 11/6/2020 (b)	2,015,000	2,051,613
Icahn Enterprises, L.P., 6.00%, due 8/1/2020	2,015,000	2,030,112
United Rentals North America, Inc., 4.625%, due 7/15/2023	2,015,000	2,047,744
		12,212,978
Information Technology — 4.9%
Dell International, LLC/EMC Corporation, 5.875%, due 6/15/2021 (a)	2,015,000	2,052,041
Pitney Bowes, Inc., 3.875%, due 10/1/2021	2,015,000	1,994,850
		4,046,891
Materials — 12.2%
ArcelorMittal, 5.50%, due 3/1/2021 (c)	1,794,000	1,874,126
Ball Corporation, 5.00%, due 3/15/2022	1,915,000	1,991,600
Crown Americas Capital Corporation IV, 4.50%, due 1/15/2023 (b)	2,015,000	2,057,839
PolyOne Corporation, 5.25%, due 3/15/2023	1,945,000	2,017,937
Steel Dynamics, Inc., 5.125%, due 10/1/2021	2,015,000	2,027,594
		9,969,096
Real Estate — 4.1%
Equinix, Inc., 5.375%, due 1/1/2022	1,950,000	1,998,750
iStar, Inc., 4.625%, due 9/15/2020	1,380,000	1,393,800
		3,392,550
Utilities — 4.9%
AES Corporation, 4.00%, due 3/15/2021	2,015,000	2,035,150
Vistra Energy Corporation, 7.375%, due 11/1/2022	1,882,000	1,946,478
		3,981,628

Total Corporate Bonds (Cost $79,272,884)		$79,867,489

24	See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 6.0%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.33% (d)(e)	1,269,572	$1,269,572
Fidelity Institutional Money Market Government Portfolio - Class I, 2.31% (d)	1,089,396	1,089,396
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 2.34% (d)(e)	2,511,371	2,511,371
Total Money Market Funds (Cost $4,870,339)		$4,870,339

Investments at Value — 103.6% (Cost $84,143,223)		$84,737,828

Liabilities in Excess of Other Assets — (3.6%)		(2,929,462)

Net Assets — 100.0%		$81,808,366

(a)

Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $7,454,186 as of April 30, 2019, representing 9.1% of net assets.

(b)	All or a portion of the security is on loan. The total value of the securities on loan as of April 30, 2019 is $3,703,219 (Note 8).
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2019. These variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	The rate shown is the 7-day effective yield as of April 30, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019 was $3,780,943 (Note 8).

See accompanying notes to financial statements.	25

CHARTWELL SHORT DURATION HIGH YIELD FUND
SUMMARY OF INVESTMENTS
April 30, 2019 (Unaudited)

Security Type / Sector	Percent of Net Assets
Corporate Bonds
Industrials	14.9%
Energy	14.8%
Materials	12.2%
Health Care	11.8%
Financials	10.2%
Consumer Discretionary	10.0%
Communication Services	9.8%
Information Technology	4.9%
Utilities	4.9%
Real Estate	4.1%
Total Corporate Bonds	97.6%
Money Market Funds	6.0%
Investments	103.6%
Liabilities in Excess of Other Assets	(3.6%)
Net Assets	100.0%

26	See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS April 30, 2019 (Unaudited)
COMMON STOCKS — 93.4%	Shares	Value
Communication Services — 4.1%
Diversified Telecommunication Services — 2.0%
Bandwidth, Inc. - Class A (a)	3,557	$268,269
Vonage Holdings Corporation (a)	16,395	159,359
		427,628
Entertainment — 1.5%
Glu Mobile, Inc. (a)(b)	26,005	284,495
Liberty Media Corporation - Liberty Braves - Series C (a)	1,512	42,563
		327,058
Interactive Media & Services — 0.6%
QuinStreet, Inc. (a)	9,441	134,723

Consumer Discretionary — 19.9%
Diversified Consumer Services — 2.7%
Strategic Education, Inc.	4,102	588,022

Hotels, Restaurants & Leisure — 9.0%
Boyd Gaming Corporation	6,674	192,078
Dine Brands Global, Inc.	2,464	218,458
Eldorado Resorts, Inc. (a)	12,966	640,131
Marriott Vacations Worldwide Corporation	2,106	222,457
Planet Fitness, Inc. - Class A (a)	3,955	299,394
PlayAGS, Inc. (a)	16,703	402,876
		1,975,394
Household Durables — 0.7%
Lovesac Company (The) (a)	962	37,898
Roku, Inc. (a)	1,912	121,584
		159,482
Internet & Direct Marketing Retail — 0.8%
Etsy, Inc. (a)(b)	2,460	166,148

Leisure Products — 1.2%
Brunswick Corporation	5,220	267,316

Multiline Retail — 1.8%
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,041	386,481

Specialty Retail — 2.2%
American Eagle Outfitters, Inc.	9,321	221,654
Five Below, Inc. (a)	1,765	258,378
		480,032

See accompanying notes to financial statements.	27

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Consumer Discretionary — 19.9% (Continued)
Textiles, Apparel & Luxury Goods — 1.5%
Deckers Outdoor Corporation (a)	2,028	$320,850

Energy — 2.1%
Energy Equipment & Services — 1.1%
DMC Global, Inc.	3,381	234,303

Oil, Gas & Consumable Fuels — 1.0%
Matador Resources Company (a)	11,882	233,957

Financials — 6.7%
Banks — 3.6%
Cadence BanCorporation	9,907	225,384
CenterState Bank Corporation	9,330	230,265
Webster Financial Corporation	2,208	117,311
Western Alliance Bancorporation (a)	4,242	202,683
		775,643
Capital Markets — 1.1%
Evercore, Inc. - Class A	2,498	243,380

Insurance — 2.0%
American Equity Investment Life Holding Company	9,733	286,247
Selective Insurance Group, Inc.	2,199	156,811
		443,058
Health Care — 24.2%
Biotechnology — 6.0%
Amarin Corporation plc - ADR (a)(b)	20,016	374,299
Arena Pharmaceuticals, Inc. (a)	3,865	176,824
Blueprint Medicines Corporation (a)	1,528	115,532
FibroGen, Inc. (a)	3,191	149,115
Heron Therapeutics, Inc. (a)	6,438	139,576
Mirati Therapeutics, Inc. (a)	1,170	69,603
Sage Therapeutics, Inc. (a)(b)	1,182	198,848
Vericel Corporation (a)	5,430	92,256
		1,316,053
Health Care Equipment & Supplies — 5.7%
ICU Medical, Inc. (a)	960	218,400
Insulet Corporation (a)	6,651	573,649
Quidel Corporation (a)	3,357	214,647
Tandem Diabetes Care, Inc. (a)	3,767	231,331
		1,238,027

28	See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Health Care — 24.2% (Continued)
Health Care Providers & Services — 3.4%
Addus HomeCare Corporation (a)	2,683	$182,176
BioTelemetry, Inc. (a)	1,799	97,866
Encompass Health Corporation	3,466	223,384
LHC Group, Inc. (a)	850	94,443
PetIQ, Inc. (a)(b)	4,992	137,130
		734,999
Life Sciences Tools & Services — 4.9%
ICON plc (a)	4,856	663,233
PRA Health Sciences, Inc. (a)	4,261	412,550
		1,075,783
Pharmaceuticals — 4.2%
Aerie Pharmaceuticals, Inc. (a)	4,530	172,819
Ascendis Pharma A/S - ADR (a)	1,247	138,891
GW Pharmaceuticals plc - ADR (a)	1,709	289,351
Horizon Pharma plc (a)	5,299	135,283
Odonate Therapeutics, Inc. (a)	1,963	38,593
Zogenix, Inc. (a)(b)	3,576	139,428
		914,365
Industrials — 12.7%
Aerospace & Defense — 1.0%
HEICO Corporation.	2,048	216,125

Building Products — 0.3%
Trex Company, Inc. (a)	837	57,979

Construction & Engineering — 0.5%
NV5 Global, Inc. (a)	1,767	111,922

Electrical Equipment — 1.4%
EnerSys	1,260	87,180
TPI Composites, Inc. (a)	7,317	226,461
		313,641
Machinery — 4.5%
Chart Industries, Inc. (a)	4,829	426,256
Kadant, Inc. (b)	1,538	150,863
Oshkosh Corporation	3,685	304,344
RBC Bearings, Inc. (a)	717	98,623
		980,086

See accompanying notes to financial statements.	29

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Industrials — 12.7% (Continued)
Professional Services — 4.1%
ASGN, Inc. (a)	6,625	$417,640
Insperity, Inc.	1,295	154,830
TriNet Group, Inc. (a)	5,339	332,833
		905,303
Trading Companies & Distributors — 0.9%
SiteOne Landscape Supply, Inc. (a)	2,855	192,142

Information Technology — 17.4%
Electronic Equipment, Instruments & Components — 0.7%
Rogers Corporation (a)(b)	980	164,170

IT Services — 4.0%
EVO Payments, Inc. - Class A (a)	7,177	213,229
InterXion Holding N.V. (a)	4,087	282,779
ManTech International Corporation - Class A	6,219	385,516
		881,524
Semiconductors & Semiconductor Equipment — 2.0%
Monolithic Power Systems, Inc.	2,751	428,358

Software — 10.7%
Altair Engineering, Inc. - Class A (a)	6,207	244,804
Five9, Inc. (a)	7,586	402,589
Paylocity Holding Corporation (a)	3,587	346,325
Proofpoint, Inc. (a)	2,601	326,217
Rapid7, Inc. (a)	14,776	802,928
SailPoint Technology Holdings, Inc. (a)	7,239	204,574
		2,327,437
Materials — 3.1%
Chemicals — 3.1%
Ingevity Corporation (a)(b)	3,269	375,968
Quaker Chemical Corporation	1,315	294,323
		670,291

30	See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Real Estate — 3.2%
Equity Real Estate Investment Trusts (REITs) — 3.2%
MGM Growth Properties, LLC - Class A (b)	11,841	$381,991
NexPoint Residential Trust, Inc.	4,489	168,292
Physicians Realty Trust	8,183	147,785
		698,068

Total Common Stocks (Cost $17,710,475)		$20,389,748

MONEY MARKET FUNDS — 14.4%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.33% (c)(d)	653,385	$653,385
Fidelity Institutional Money Market Government Portfolio - Class I, 2.31% (c)	1,195,415	1,195,415
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 2.34% (c)(d)	1,292,476	1,292,476
Total Money Market Funds (Cost $3,141,276)		$3,141,276

Investments at Value — 107.8% (Cost $20,851,751)		$23,531,024

Liabilities in Excess of Other Assets — (7.8%)		(1,690,691)

Net Assets — 100.0%		$21,840,333

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of April 30, 2019 is $1,901,709 (Note 8).
(c)	The rate shown is the 7-day effective yield as of April 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2019 was $1,945,861 (Note 8).
ADR - American Depositary Receipt

See accompanying notes to financial statements.	31

CHARTWELL SMALL CAP GROWTH FUND
SUMMARY OF INVESTMENTS
April 30, 2019 (Unaudited)

Security Type / Sector	Percent of Net Assets
Common Stocks
Health Care	24.2%
Consumer Discretionary	19.9%
Information Technology	17.4%
Industrials	12.7%
Financials	6.7%
Communication Services	4.1%
Real Estate	3.2%
Materials	3.1%
Energy	2.1%
Total Common Stocks	93.4%
Money Market Funds	14.4%
Investments	107.8%
Liabilities in Excess of Other Assets	(7.8%)
Net Assets	100.0%

32	See accompanying notes to financial statements.

CHARTWELL FUNDS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2019 (Unaudited)
	Berwyn Income Fund	Chartwell Mid Cap Value Fund	Chartwell Small Cap Value Fund
ASSETS
Investments at cost	$1,249,029,849	$24,009,229	$205,476,906
Investments at value (Notes 2 and 7)	$1,266,257,270	$25,520,513	$229,113,780
Cash (a)	26,097,030	—	8,011,451
Receivable for capital shares sold	373,589	1,500	375,139
Receivable for investment securities sold	20,274,031	—	—
Dividends and interest receivable	9,427,198	6,780	94,900
Other assets	33,311	15,049	19,236
TOTAL ASSETS	1,322,462,429	25,543,842	237,614,506

LIABILITIES
Payable for capital shares redeemed	3,915,673	13,250	135,168
Payable for investment securities purchased	4,344,673	—	—
Payable for return of collateral received for securities on loan (Note 8)	11,492,755	—	5,363,381
Payable to Advisor (Note 3)	540,423	9,366	166,204
Payable to administrator (Note 3)	46,000	3,800	10,200
Other accrued expenses	102,280	22,094	33,949
TOTAL LIABILITIES	20,441,804	48,510	5,708,902

NET ASSETS	$1,302,020,625	$25,495,332	$231,905,604

NET ASSETS CONSIST OF:
Paid-in capital	$1,298,401,436	$24,325,922	$204,248,464
Accumulated earnings	3,619,189	1,169,410	27,657,140
NET ASSETS	$1,302,020,625	$25,495,332	$231,905,604
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01)	99,077,285	1,683,282	12,598,162
Net asset value, offering price and redemption price per share (Note 2)	$13.14	$15.15	$18.41

(a)

Includes $26,000,000 and $8,000,000 held in an interest-bearing deposit account for the Berwyn Income Fund and the Chartwell Small Cap Value Fund, respectively. The rate earned as of April 30, 2019 is 2.40% (Note 2(d)).

See accompanying notes to financial statements.	33

CHARTWELL FUNDS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2019 (Unaudited)
	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
ASSETS
Investments at cost	$84,143,223	$20,851,751
Investments at value (Notes 2 and 7)	$84,737,828	$23,531,024
Cash	461	—
Receivable for capital shares sold	1,000	7,100
Receivable for investment securities sold	—	317,331
Dividends and interest receivable	921,509	2,178
Other assets	18,226	17,753
TOTAL ASSETS	85,679,024	23,875,386

LIABILITIES
Payable for capital shares redeemed	41,972	637
Payable for investment securities purchased	—	57,783
Payable for return of collateral received for securities on loan (Note 8)	3,780,943	1,945,861
Payable to Advisor (Note 3)	17,213	6,050
Payable to administrator (Note 3)	5,600	3,700
Other accrued expenses	24,930	21,022
TOTAL LIABILITIES	3,870,658	2,035,053

NET ASSETS	$81,808,366	$21,840,333

NET ASSETS CONSIST OF:
Paid-in capital	$81,996,231	$19,371,824
Accumulated earnings (deficit)	(187,865)	2,468,509
NET ASSETS	$81,808,366	$21,840,333
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01)	8,481,684	1,773,076
Net asset value, offering price and redemption price per share (Note 2)	$9.65	$12.32

34	See accompanying notes to financial statements.

CHARTWELL FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2019 (Unaudited)
	Berwyn Income Fund	Chartwell Mid Cap Value Fund	Chartwell Small Cap Value Fund
INVESTMENT INCOME
Dividends (Note 8)	$5,372,481	$270,058	$1,812,184
Foreign withholding taxes on dividends	(15,539)	—	—
Interest	19,225,159	—	57,986
Securities lending income (Note 8)	4,200	165	2,134
TOTAL INVESTMENT INCOME	24,586,301	270,223	1,872,304

EXPENSES
Investment advisory fees (Note 3)	3,530,932	89,173	987,708
Transfer agent fees (Note 3)	461,909	12,544	10,598
Fund administration fees (Note 3)	290,806	23,775	61,443
Professional fees	69,234	6,888	15,854
Registration and filing fees	31,560	20,239	22,606
Custodian and bank service fees	52,212	3,599	12,557
Insurance expense	35,018	430	5,883
Trustees’ fees and expenses	13,466	12,319	12,477
Printing of shareholder reports	12,955	960	3,065
Other expenses	32,179	5,831	33,176
TOTAL EXPENSES	4,530,271	175,758	1,165,367
Less fee reductions by the Advisor (Note 3)	(14,034)	(50,914)	(13,245)
NET EXPENSES	4,516,237	124,844	1,152,122

NET INVESTMENT INCOME	20,070,064	145,379	720,182

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investment transactions	(7,507,090)	(426,533)	3,854,185
Net change in unrealized appreciation (depreciation) on investments	46,216,208	2,216,327	7,745,748
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	38,709,118	1,789,794	11,599,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,779,182	$1,935,173	$12,320,115

See accompanying notes to financial statements.	35

CHARTWELL FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2019 (Unaudited)
	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
INVESTMENT INCOME
Dividends (Note 8)	$13,234	$57,770
Interest	1,641,890	—
Securities lending income (Note 8)	616	876
TOTAL INVESTMENT INCOME	1,655,740	58,646

EXPENSES
Investment advisory fees (Note 3)	159,873	81,973
Fund administration fees (Note 3)	34,566	22,924
Registration and filing fees	22,746	17,453
Trustees’ fees and expenses	12,365	12,316
Professional fees	9,341	9,282
Pricing costs	14,725	1,494
Transfer agent fees (Note 3)	6,164	6,075
Custodian and bank service fees	5,125	5,197
Insurance expense	2,492	153
Printing of shareholder reports	1,055	1,016
Other expenses	6,477	6,120
TOTAL EXPENSES	274,929	164,003
Less fee reductions by the Advisor (Note 3)	(79,000)	(62,622)
NET EXPENSES	195,929	101,381

NET INVESTMENT INCOME (LOSS)	1,459,811	(42,735)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investment transactions	(3,093)	(46,083)
Net change in unrealized appreciation (depreciation) on investments	1,444,535	1,768,164
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,441,442	1,722,081

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,901,253	$1,679,346

36	See accompanying notes to financial statements.

BERWYN INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
FROM OPERATIONS
Net investment income	$20,070,064	$36,122,192
Net realized gains (losses) from investment transactions	(7,507,090)	42,041,712
Net change in unrealized appreciation (depreciation) on investments	46,216,208	(62,199,685)
Net increase in net assets resulting from operations	58,779,182	15,964,219

DISTRIBUTIONS TO SHAREHOLDERS (Note 2 and 4)	(62,214,038)	(87,029,297)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	128,053,935	245,057,231
Reinvestment of distributions to shareholders	59,993,256	83,791,853
Proceeds from redemption fees collected (Note 2)	12,702	8,778
Payments for shares redeemed	(372,899,312)	(439,357,509)
Net decrease in net assets from capital share transactions	(184,839,419)	(110,499,647)

TOTAL DECREASE IN NET ASSETS	(188,274,275)	(181,564,725)

NET ASSETS
Beginning of period	1,490,294,900	1,671,859,625
End of period	$1,302,020,625	$1,490,294,900

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	9,908,365	18,113,539
Shares issued in reinvestment of distributions to shareholders	4,755,821	6,239,835
Shares redeemed	(28,627,036)	(32,441,049)
Net decrease in shares outstanding	(13,962,850)	(8,087,675)
Shares outstanding, beginning of period	113,040,135	121,127,810
Shares outstanding, end of period	99,077,285	113,040,135

See accompanying notes to financial statements.	37

CHARTWELL MID CAP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
FROM OPERATIONS
Net investment income	$145,379	$169,317
Net realized gains (losses) from investment transactions	(426,533)	1,457,980
Net change in unrealized appreciation (depreciation) on investments	2,216,327	(1,941,773)
Net increase (decrease) in net assets resulting from operations	1,935,173	(314,476)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2 and 4)	(1,644,533)	(4,455,548)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,430,783	10,779,969
Reinvestment of distributions to shareholders	1,317,111	4,444,020
Payments for shares redeemed	(2,864,846)	(8,406,714)
Net increase (decrease) in net assets from capital share transactions	(116,952)	6,817,275

TOTAL INCREASE IN NET ASSETS	173,688	2,047,251

NET ASSETS
Beginning of period	25,321,644	23,274,393
End of period	$25,495,332	$25,321,644

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	100,609	663,324
Shares issued in reinvestment of distributions to shareholders	102,260	281,267
Shares redeemed	(199,615)	(519,212)
Net increase in shares outstanding	3,254	425,379
Shares outstanding, beginning of period	1,680,028	1,254,649
Shares outstanding, end of period	1,683,282	1,680,028

38	See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
FROM OPERATIONS
Net investment income	$720,182	$596,452
Net realized gains from investment transactions	3,854,185	14,476,892
Net change in unrealized appreciation (depreciation) on investments	7,745,748	(21,141,047)
Net increase (decrease) in net assets resulting from operations	12,320,115	(6,067,703)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2 and 4)	(15,260,911)	(7,362,470)

FROM CAPITAL SHARE TRANSACTIONS
Net assets received in conjunction with fund merger (Note 1)	—	79,889,004
Proceeds from shares sold	23,458,006	43,514,398
Reinvestment of distributions to shareholders	12,900,047	5,808,614
Proceeds from redemption fees collected (Note 2)	1,162	906
Payments for shares redeemed	(30,292,075)	(52,541,148)
Net increase in net assets from capital share transactions	6,067,140	76,671,774

TOTAL INCREASE IN NET ASSETS	3,126,344	63,241,601

NET ASSETS
Beginning of period	228,779,260	165,537,659
End of period	$231,905,604	$228,779,260

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares received in conjunction with fund merger (Note 1)	—	4,032,734
Shares sold	1,337,373	2,172,806
Shares issued in reinvestment of distributions to shareholders	818,012	293,661
Shares redeemed	(1,733,963)	(2,571,800)
Net increase in shares outstanding	421,422	3,927,401
Shares outstanding, beginning of period	12,176,740	8,249,339
Shares outstanding, end of period	12,598,162	12,176,740

See accompanying notes to financial statements.	39

CHARTWELL SHORT DURATION HIGH YIELD FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
FROM OPERATIONS
Net investment income	$1,459,811	$1,605,479
Net realized losses from investment transactions	(3,093)	(71,437)
Net change in unrealized appreciation (depreciation) on investments	1,444,535	(1,107,265)
Net increase in net assets resulting from operations	2,901,253	426,777

DISTRIBUTIONS TO SHAREHOLDERS (Note 2 and 4)	(1,460,132)	(1,612,434)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,168,216	42,769,054
Reinvestment of distributions to shareholders	1,296,673	1,589,804
Payments for shares redeemed	(7,633,401)	(2,828,085)
Net increase in net assets from capital share transactions	4,831,488	41,530,773

TOTAL INCREASE IN NET ASSETS	6,272,609	40,345,116

NET ASSETS
Beginning of period	75,535,757	35,190,641
End of period	$81,808,366	$75,535,757

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,170,428	4,477,408
Shares issued in reinvestment of distributions to shareholders	135,881	166,614
Shares redeemed	(794,408)	(296,227)
Net increase in shares outstanding	511,901	4,347,795
Shares outstanding, beginning of period	7,969,783	3,621,988
Shares outstanding, end of period	8,481,684	7,969,783

40	See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
FROM OPERATIONS
Net investment loss	$(42,735)	$(69,839)
Net realized gains (losses) from investment transactions	(46,083)	98,488
Net change in unrealized appreciation (depreciation) on investments	1,768,164	651,691
Net increase in net assets resulting from operations	1,679,346	680,340

DISTRIBUTIONS TO SHAREHOLDERS (Note 2 and 4)	(70,964)	(2,748)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,589,411	11,117,978
Reinvestment of distributions to shareholders	70,764	2,748
Proceeds from redemption fees collected (Note 2)	1	—
Payments for shares redeemed	(1,248,810)	(721,776)
Net increase in net assets from capital share transactions	2,411,366	10,398,950

TOTAL INCREASE IN NET ASSETS	4,019,748	11,076,542

NET ASSETS
Beginning of period	17,820,585	6,744,043
End of period	$21,840,333	$17,820,585

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	331,778	973,342
Shares issued in reinvestment of distributions to shareholders	7,048	245
Shares redeemed	(108,666)	(61,836)
Net increase in shares outstanding	230,160	911,751
Shares outstanding, beginning of period	1,542,916	631,165
Shares outstanding, end of period	1,773,076	1,542,916

See accompanying notes to financial statements.	41

BERWYN INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Year Ended October 31, 2017
Net asset value at beginning of period	$13.18		$13.80	$13.64

Income (loss) from investment operations:
Net investment income	0.19		0.31	0.24 (a)
Net realized and unrealized gains (losses) on affiliated and unaffiliated investment transactions	0.35		(0.19)	0.29
Total from investment operations	0.54		0.12	0.53

Less distributions:
From net investment income	(0.19)		(0.30)	(0.22)
From net realized gains on investment transactions	(0.39)		(0.44)	(0.15)
Total distributions	(0.58)		(0.74)	(0.37)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)

Net asset value at end of period	$13.14		$13.18	$13.80

Total return (c)	4.32	%(d)	0.88%	3.98%

Ratios/Supplementary data:
Net assets at end of period (000,000’s)	$1,302		$1,490	$1,672

Ratio of total expenses to average net assets:
Before fees reduced	0.64	%(e)	0.68%	0.67%
After fees reduced	0.64	%(e)	0.64%	0.64%
Ratio of net investment income to average net assets:
Before fees reduced	2.84	%(e)	2.26%	1.75%
After fees reduced	2.84	%(e)	2.29%	1.78%

Portfolio turnover rate	89	%(d)	75%	69%

(a)	Based on average daily shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees.

(d)	Not annualized.
(e)	Annualized.

42	See accompanying notes to financial statements.

BERWYN INCOME FUND FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period
	For the Period January 1, 2016 through October 31, 2016*		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$12.85		$13.61		$14.01	$13.15

Income (loss) from investment operations:
Net investment income (a)	0.19		0.31		0.32	0.30
Net realized and unrealized gains (losses) on affiliated and unaffiliated investment transactions	0.79		(0.76)		0.15	1.76
Total from investment operations	0.98		(0.45)		0.47	2.06

Less distributions:
From net investment income	(0.19)		(0.31)		(0.34)	(0.30)
From net realized gains on investment transactions	—		(0.00	)(b)	(0.53)	(0.90)
Total distributions	(0.19)		(0.31)		(0.87)	(1.20)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)

Net asset value at end of period	$13.64		$12.85		$13.61	$14.01

Total return (c)	7.68	%(d)	(3.30	%)(e)	3.32%	15.83%

Ratios/Supplementary data:
Net assets at end of period (000,000’s)	$1,711		$1,742		$2,573	$2,117

Ratio of total expenses to average net assets:
Before fees reduced	0.67	%(f)	0.64%		0.61%	0.63%
After fees reduced	0.66	%(f)(g)	0.64%		0.61%	0.63%
Ratio of net investment income to average net assets:
Before fees reduced	1.74	%(f)	2.18%		2.28%	2.22%
After fees reduced	1.75	%(f)(g)	2.18%		2.28%	2.22%

Portfolio turnover rate	72	%(d)	45%		45%	64%

(a)	Based on average daily shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees.

(d)	Not annualized.
(e)

The Fund received payment from the Advisor of $1,601,595 for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.07%.

(f)	Annualized.
(g)

Effective May 1, 2016, the Advisor had contractually agreed to reduce its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses do not exceed 0.64% of the average daily net assets of the Fund (Note 3).

*	Fiscal year changed to October 31, effective September 30, 2016.

See accompanying notes to financial statements.	43

CHARTWELL MID CAP VALUE FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		Year Ended October 31, 2017
Net asset value at beginning of period	$15.07		$18.55		$15.46

Income from investment operations:
Net investment income	0.09		0.11		0.16 (a)
Net realized and unrealized gains on investment transactions	1.03		0.03		3.48
Total from investment operations	1.12		0.14		3.64

Less distributions:
From net investment income	(0.11)		(0.14)		(0.25)
From net realized gains on investment transactions	(0.93)		(3.48)		(0.30)
Total distributions	(1.04)		(3.62)		(0.55)

Proceeds from redemption fees collected (Note 2)	—		—		0.00 (b)

Net asset value at end of period	$15.15		$15.07		$18.55

Total return (c)	8.67	%(d)	(0.12%)		23.95%

Ratios/Supplementary data:
Net assets at end of period (000’s)	$25,495		$25,322		$23,274

Ratio of total expenses to average net assets:
Before fees waived/reduced	1.48	%(e)	1.57%		1.71%
After fees waived/reduced	1.05	%(e)	1.05	%(g)	1.15%
Ratio of net investment income to average net assets:
Before fees waived/reduced	1.22	%(e)	0.26%		0.37%
After fees waived/reduced	0.79	%(e)	0.77%		0.93%

Portfolio turnover rate	13	%(d)	65%		159%

(a)	Based on average daily shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(g)

Effective November 6, 2017, the Advisor has contractually agreed to reduce its fees and/or reimbursed other operating expenses of the Fund to ensure that total annual operating expenses do not exceed 1.05% of the average daily net assets of the Fund. This agreement is in effect until July 17, 2019, and the Advisor will not seek recoupment of any advisory fee reductions or expense reimbursements prior to April 29, 2018. Prior to November 6, 2017, the annual operating expense limitation was 1.15% (Note 3).

44	See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period
	For the Period January 1, 2016 through October 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$13.31		$15.83	$17.62	$13.95

Income (loss) from investment operations:
Net investment income (a)	0.20		0.12	0.12	0.14
Net realized and unrealized gains (losses) on investment transactions	1.95		(2.52)	(0.28)	5.24
Total from investment operations	2.15		(2.40)	(0.16)	5.38

Less distributions:
From net investment income	—		(0.12)	(0.12)	(0.14)
From net realized gains on investment transactions	—		—	(1.51)	(1.57)
Total distributions	—		(0.12)	(1.63)	(1.71)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)

Net asset value at end of period	$15.46		$13.31	$15.83	$17.62

Total return (c)	16.15	%(d)	(15.16%)	(0.97%)	38.64%

Ratios/Supplementary data:
Net assets at end of period (000’s)	$18,712		$16,817	$21,596	$19,760

Ratio of total expenses to average net assets:
Before fees waived/reduced	2.03	%(e)	1.81%	1.68%	1.76%
After fees waived/reduced	1.19	%(e)(f)	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived/reduced	0.81	%(e)	0.24%	0.28%	0.34%
After fees waived/reduced	1.65	%(e)	0.80%	0.71%	8.50%

Portfolio turnover rate	38	%(d)	30%	38%	32%

(a)	Based on average daily shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)

The Advisor voluntarily agreed to waive a portion of its fees and/or reimburse the Fund for expenses above 1.15% through June 30, 2017. Prior to May 1, 2016, the annual operating expense limitation was 1.25%.

*	Fiscal year changed to October 31, effective September 30, 2016.

See accompanying notes to financial statements.	45

CHARTWELL SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Year Ended October 31, 2017
Net asset value at beginning of period	$18.79		$20.07	$16.25

Income (loss) from investment operations:
Net investment income	0.06		0.06	0.05 (a)
Net realized and unrealized gains (losses) on investment transactions	0.86		(0.45)	3.86
Total from investment operations	0.92		(0.39)	3.91

Less distributions:
From net investment income	(0.08)		(0.05)	(0.09)
From net realized gains on investment transactions	(1.22)		(0.84)	—
Total distributions	(1.30)		(0.89)	(0.09)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)

Net asset value at end of period	$18.41		$18.79	$20.07

Total return (c)	6.04	%(d)	(2.18%)	24.09%

Ratios/Supplementary data:
Net assets at end of period (000’s)	$231,906		$228,779	$165,538

Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	1.06	%(e)	1.08%	1.14%
After fees reduced and other expenses absorbed (f)	1.05	%(e)	1.05%	1.05%
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	0.66	%(e)	0.25%	0.18%
After fees reduced and other expenses absorbed (f)	0.65	%(e)	0.28%	0.27%

Portfolio turnover rate	10	%(d)	19%	39%

(a)	Based on average daily shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)

The Advisor has contractually agreed to reduce its fees and/or reimburse other expenses of the Fund to ensure that the total annual operating expenses do not exceed 1.05% of average daily net assets (Note 3).

46	See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net asset value at beginning of year	$15.38	$16.30	$15.23

Income (loss) from investment operations:
Net investment income (a)	0.10	0.10	0.09
Net realized and unrealized gains (losses) on investment transactions	0.89	(0.59)	1.40
Total from investment operations	0.99	(0.49)	1.49

Less distributions:
From net investment income	(0.11)	(0.05)	(0.04)
From net realized gains on investment transactions	(0.01)	(0.38)	(0.39)
Total distributions	(0.12)	(0.43)	(0.43)

Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.00 (b)	0.01

Net asset value at end of year	$16.25	$15.38	$16.30

Total return (c)	6.51%	(3.06%)	10.06%

Ratios/Supplementary data:
Net assets at end of year (000’s)	$162,782	$148,071	$136,081

Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	1.30%	1.48%	1.61%
After fees reduced and other expenses absorbed (d)	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	0.42%	0.17%	(0.01%)
After fees reduced and other expenses absorbed (d)	0.67%	0.60%	0.55%

Portfolio turnover rate	22%	21%	157%

(a)	Based on average daily shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)

The Advisor has contractually agreed to reduce its fees and/or reimburse other expenses of the Fund to ensure that the total annual operating expenses do not exceed 1.05% of average daily net assets (Note 3).

See accompanying notes to financial statements.	47

CHARTWELL SHORT DURATION HIGH YIELD FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Year Ended October 31, 2017
Net asset value at beginning of period	$9.48		$9.72	$9.62

Income (loss) from investment operations:
Net investment income	0.17		0.29	0.31	(a)
Net realized and unrealized gains (losses) on investment transactions	0.17		(0.24)	0.11
Total from investment operations	0.34		0.05	0.42

Less distributions:
From net investment income	(0.17)		(0.29)	(0.32)
From net realized gains on investment transactions	—		—	—
Total distributions	(0.17)		(0.29)	(0.32)

Net asset value at end of period	$9.65		$9.48	$9.72

Total return (b)	3.64	%(c)	0.55%	4.42%

Ratios/Supplementary data:
Net assets at end of period (000’s)	$81,808		$75,536	$35,191

Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	0.69	%(d)	0.80%	1.16%
After fees reduced and other expenses absorbed	0.49	%(d)	0.49%	0.61	%(e)
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	3.45	%(d)	2.84%	2.70%
After fees reduced and other expenses absorbed	3.65	%(d)	3.15%	3.25	%(e)

Portfolio turnover rate	15	%(c)	26%	62%

(a)	Based on average shares outstanding.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)

Effective August 11, 2017, the Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses do not exceed 0.49% of average daily net assets. Prior to August 11, 2017, the annual operating expense limitation was 0.65% (Note 3).

48	See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended October 31, 2016	Year Ended October 31, 2015		For the Period July 15, 2014* through October 31, 2014
Net asset value at beginning of period	$9.58	$9.92		$10.00

Income (loss) from investment operations:
Net investment income (a)	0.33	0.29		0.09
Net realized and unrealized gains (losses) on investment transactions	0.06	(0.35)		(0.09)
Total from investment operations	0.39	(0.06)		0.00

Less distributions:
From net investment income	(0.33)	(0.28)		(0.08)
From net realized gains on investment transactions	(0.02)	—		—
Total distributions	(0.35)	(0.28)		(0.08)

Net asset value at end of period	$9.62	$9.58		$9.92

Total return (b)	4.29%	(0.61%)		0.02	%(c)

Ratios/Supplementary data:
Net assets at end of period (000’s)	$21,349	$19,571		$10,580

Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	1.50%	2.15%		2.78	%(d)
After fees reduced and other expenses absorbed	0.65%	0.52	%(e)	0.02	%(d)(e)
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	2.66%	1.32%		0.10	%(d)
After fees reduced and other expenses absorbed	3.51%	2.95%		2.88	%(d)

Portfolio turnover rate	52%	40%		5	%(c)

*	Commencement of operations.
(a)	Based on average shares outstanding.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)

The Advisor reduced its investment advisory fees and paid all of the Fund’s operating expenses through January 15, 2015. For the period January 16, 2015 through March 6, 2015, the Advisor agreed to an initial expense limitation which increased by 0.02% per day until the Fund reached its full contractual expense limitation.

See accompanying notes to financial statements.	49

CHARTWELL SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018		For the Period June 16, 2017* through October 31, 2017
Net asset value at beginning of period	$11.55		$10.69		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.04)		(0.03	)(a)
Net realized and unrealized gains on investment transactions	0.84		0.90		0.72
Total from investment operations	0.82		0.86		0.69

Less distributions:
From net investment income	—		(0.00	)(b)	—
From net realized gains on investments	(0.05)		—		—
Total distributions	(0.05)		(0.00	)(b)	—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	—		—

Net asset value at end of period	$12.32		$11.55		$10.69

Total return (c)	7.15	%(d)	8.07%		6.90	%(d)

Ratios/Supplementary data:
Net assets at end of period (000’s)	$21,840		$17,821		$6,744

Ratio of total expenses to average net assets:
Before fees waived/reduced and other expenses absorbed	1.70	%(e)	2.15%		11.54	%(e)
After fees waived/reduced and other expenses absorbed	1.05	%(e)	1.05	%(f)	1.25	%(e)
Ratio of net investment loss to average net assets:
Before fees waived/reduced and other expenses absorbed	(1.09	%)(e)	(1.56%)		(11.12	%)(e)
After fees waived/reduced and other expenses absorbed	(0.44	%)(e)	(0.45	%)(f)	(0.83	%)(e)

Portfolio turnover rate	54	%(d)	97%		43	%(d)

*	Commencement of operations.
(a)	Based on average shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees and reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)

Effective November 6, 2017, the Advisor has contractually agreed to reduce its fees and/or reimburse other operating expenses of the Fund to ensure that the total annual operating expenses do not exceed 1.05% of average daily net assets. This agreement is in effect until July 17, 2019, and the Advisor will not seek recoupment of any advisory fees reductions or expense reimbursements prior to April 29, 2018. Prior to November 6, 2017, the annual operating expense limitation was 1.25% (Note 3).

50	See accompanying notes to financial statements.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited)

Note 1 – Organization

Berwyn Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 16, 2012.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

As of the close of business on April 27, 2018, the Chartwell Small Cap Value Fund (the “Acquiring Fund”) acquired the assets and assumed the liabilities of Berwyn Fund, a former series of the Trust (the “Acquired Fund”), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The number and value of shares issued by the Acquiring Fund to shareholders of the Acquired Fund are presented on the Statements of Changes in Net Assets. Net assets and net unrealized depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund	Total Net Assets of Acquiring Fund	Total Net Assets of Acquiring Fund After Acquisition	Cost of Investments Received from Aquired Fund	Net Unrealized Depreciation of Acquired Fund
$79,889,004	$175,992,649	$255,881,653	$79,554,590	$(437,953)

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 2 – Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at the daily closing net asset value (“NAV”) of the respective investment company. Debt securities are typically valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s Advisor, as defined in Note 3, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of personnel of the Advisor (CFO, COO of Retail Division, CCO, the applicable portfolio manager or lead analyst).

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

(b)	Share Valuation and Redemption Fees

The NAV per share of each Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. The NAV per share of each Fund is calculated by dividing the total value of the Fund’s assets, less its liabilities, by the number of its shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share next computed after receipt of an order to purchase or to redeem shares. However, a redemption fee of 1%, payable to the applicable Fund, generally will apply to shares that are redeemed within 30 days of purchase. During the periods ended April 30, 2019 and October 31, 2018, proceeds from redemption fees were as follows:

	2019	2018
Berwyn Income Fund	$12,702	$8,778
Chartwell Mid Cap Value Fund	—	—
Chartwell Small Cap Value Fund	1,162	906
Chartwell Short Duration High Yield Fund	—	—
Chartwell Small Cap Growth Fund	1	—

(c)	Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d)	Cash Accounts

At times, the Funds may invest cash in a sweep vehicle program whereby a bank, acting as agent of its customer, endeavors to place such amounts in excess of the FDIC standard maximum deposit insurance amount (currently $250,000) with one or more other FDIC-insured member banks in either demand deposit accounts or money market deposit accounts. Such deposits are in amounts at any such bank not in excess of the FDIC standard maximum deposit insurance amount such that the customer’s funds are FDIC-insured across the various banks at which such funds are deposited. TriState Capital Bank provides this service to its clients, including Chartwell Investment Partners, LLC (the “Advisor”), the investment advisor to the

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Funds. Both TriState Capital Bank and the Advisor are subsidiaries of TriState Capital Holdings. These deposits are not custodied by TriState Capital Bank, and TriState Capital Bank does not receive any fees relating to these deposits. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by a Fund as of April 30, 2019.

(e)	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of distributions and the differences in accounting for net investment income and realized capital gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and realized capital gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. The Funds recognize interest and penalties, if any, as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the current and open periods (generally, three years) the Funds did not have a liability for any unrecognized tax expenses. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax expenses will significantly change in the next twelve months.

(f)	Distributions to Shareholders

The Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund and Chartwell Small Cap Growth Fund make distributions of net investment income and net realized capital gains, if any, at least annually. The Berwyn Income Fund makes distributions of net investment income quarterly and net realized capital gains, if any, at least annually. Effective July 1, 2019, the Berwyn Income Fund will make distributions of net investment income monthly. The Chartwell Short Duration High Yield Fund makes distributions of net investment income monthly and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

(g)	Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Berwyn Income Fund
First $1.75 billion	0.50%
Next $1.75 billion	0.48%
Thereafter	0.46%
Chartwell Mid Cap Value Fund	0.75%
Chartwell Small Cap Value Fund	0.90%
Chartwell Short Duration High Yield Fund	0.40%
Chartwell Small Cap Growth Fund	0.85%

The Advisor has contractually agreed to reduce its fees and/or reimburse other operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund as stated below. This agreement is in effect for a period of two years with respect to each Fund, and it may be terminated before the two-year term only by the Trust’s Board of Trustees. The table below reflects the expense cap for each Fund:

Expense Limit as a % of average daily net assets
Berwyn Income Fund	0.64%
Chartwell Mid Cap Value Fund	1.05%
Chartwell Small Cap Value Fund	1.05%
Chartwell Short Duration High Yield Fund	0.49%
Chartwell Small Cap Growth Fund	1.05%

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

During the six months ended April 30, 2019, the Advisor reduced its fees and reimbursed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Berwyn Income Fund	$14,034	$—	$14,034
Chartwell Mid Cap Value Fund	50,914	—	50,914
Chartwell Small Cap Value Fund	13,245	—	13,245
Chartwell Short Duration High Yield Fund	79,000	—	79,000
Chartwell Small Cap Growth Fund	62,622	—	62,622

The Advisor is permitted to seek reimbursement of fee reductions and expense reimbursements from each Fund for a period ending three years after the date of the reduction or reimbursement, provided that the reimbursement does not cause expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were reduced or reimbursements made, or (b) the expense limitation amount in effect at the time of the reimbursement. However, for the Berwyn Income Fund and Chartwell Mid Cap Value Fund, the Advisor is not permitted to seek reimbursement of any advisory fee reductions or expense reimbursements prior to April 29, 2018. The Advisor may recapture all or a portion of fee reductions and expense reimbursements no later than the periods stated below:

	Berwyn Income Fund	Chartwell Mid Cap Value Fund	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
October 31, 2019	$—	$—	$382,883	$173,550	$—
October 31, 2020	—	—	155,138	137,955	93,645
October 31, 2021	227,945	59,204	50,320	158,590	170,579
April 30, 2022	14,034	50,914	13,245	79,000	62,622
Total	$241,979	$110,118	$601,586	$549,095	$326,846

The Advisor and the officers of the Advisor, together with their families, owned 25,139 shares, 29,953 shares, 94,069 shares, 31,254 shares and 32,207 shares of the Berwyn Income Fund, Chartwell Mid Cap Value Fund, Chartwell Short Duration High Yield Fund, Chartwell Small Cap Value Fund and Chartwell Small Cap Growth Fund, respectively, as of April 30, 2019.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Funds’ portfolio securities.

The Berwyn Income Fund and the Chartwell Mid Cap Value Fund compensate certain financial intermediaries for providing account maintenance and shareholder services to shareholder

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

accounts held through such intermediaries. During the six months ended April 30, 2019, Berwyn Income Fund and Chartwell Mid Cap Value Fund paid $417,665 and $6,081, respectively, to financial intermediaries for such services. These amounts are included in transfer agent fees on the Statements of Operations.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Certain Trustees and officers of the Trust are also officers or employees of the Advisor and/or Ultimus. The Funds do not compensate Trustees and officers affiliated with the Funds’ Advisor or Ultimus. For their services to the Trust, each Independent Trustee receives an annual retainer of $35,000, plus $1,500 for each Board meeting attended in-person, and $1,000 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, each member of the Audit Committee, which is comprised solely of Independent Trustees, receives $1,500 for each Audit Committee meeting attended in-person, and $1,000 for each Audit Committee meeting attended telephonically.

The Trust’s Chief Compliance Officer (“CCO”) is an officer of the Advisor.

Note 4 – Federal Income Taxes

At April 30, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Berwyn Income Fund	Chartwell Mid Cap Value Fund
Cost of investments	$1,253,149,312	$24,034,206
Gross unrealized appreciation	$24,560,169	$2,073,416
Gross unrealized depreciation	(11,452,211)	(587,109)
Net unrealized appreciation on investments	$13,107,958	$1,486,307

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Cost of investments	$205,764,395	$84,145,647	$20,995,491
Gross unrealized appreciation	$41,199,266	$1,314,186	$3,184,320
Gross unrealized depreciation	(17,849,881)	(722,005)	(648,787)
Net unrealized appreciation on investments	$23,349,385	$592,181	$2,535,533

The difference between the cost of investments for financial statement and federal income tax purposes is due to certain timing differences in recognizing capital gains and losses in security transactions under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

As of April 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Berwyn Income Fund	Chartwell Mid Cap Value Fund
Net unrealized appreciation on investments	$13,107,958	$1,486,307
Accumulated ordinary income	3,291,627	85,069
Other losses	(12,780,396)	(401,966)
Total accumulated earnings	$3,619,189	$1,169,410

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Net unrealized appreciation on investments	$23,349,385	$592,181	$2,535,533
Accumulated ordinary income	324,037	—	—
Capital loss carryfoward	—	(773,572)	—
Other gains (losses)	3,983,718	(6,474)	(67,024)
Total accumulated earnings (deficit)	$27,657,140	$(187,865)	$2,468,509

As of October 31, 2018, the Chartwell Short Duration High Yield Fund had a short-term capital loss carryforward for federal income tax purposes of $486,384 and a long-term capital loss carryforward for federal income tax purposes of $287,188, both of which may be carried forward indefinitely. These capital loss carryforwards are available to offset realized capital gains in the current and future years, thereby reducing future taxable gain distributions.

The tax character of distributions paid during the periods ended April 30, 2019 and October 31, 2018 was as follows:

	Berwyn Income Fund		Chartwell Mid Cap Value Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary Income	$39,594,652	$34,645,637	$497,071	$1,611,013
Net long-term capital gains	22,619,386	52,383,660	1,147,462	2,844,535
Total distributions paid	$62,214,038	$87,029,297	$1,644,533	$4,455,548

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Chartwell Small Cap Value Fund		Chartwell Short Duration High Yield Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary Income	$2,076,114	$340,645	$1,460,132	$1,612,434
Net long-term capital gains	13,184,797	7,021,825	—	—
Total distributions paid	$15,260,911	$7,362,470	$1,460,132	$1,612,434

	Chartwell Small Cap Growth Fund
	2019	2018
Distributions paid from:
Ordinary Income	$—	$2,563
Net long-term capital gains	70,964	185
Total distributions paid	$70,964	$2,748

Note 5 – Investment Transactions

During the six months ended April 30, 2019, purchases and sales of investments, excluding short-term investments and U.S. government securities, were as follows:

	Purchases	Sales
Berwyn Income Fund	$1,091,471,341	$1,259,783,178
Chartwell Mid Cap Value Fund	2,950,938	4,186,863
Chartwell Small Cap Value Fund	21,881,517	32,742,770
Chartwell Short Duration High Yield Fund	19,323,129	11,586,997
Chartwell Small Cap Growth Fund	11,975,104	9,817,860

Note 6 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 – Fair Value Measurements and Disclosure

ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Funds’ investments carried at fair value:

Berwyn Income Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$337,891,989	$—	$—	$337,891,989
Preferred Stocks	53,473,247	—	—	53,473,247
Corporate Bonds	—	651,275,174	—	651,275,174
Asset-Backed Securities	—	37,451,026	—	37,451,026
Mortgage-Backed Securities	—	9,347,796	—	9,347,796
U.S. Government & Agency Obligations	—	89,226,482	—	89,226,482
U.S. Treasury Obligations	—	75,991,250	—	75,991,250
Money Market Funds	11,600,306	—	—	11,600,306
Total Investments	$402,965,542	$863,291,728	$—	$1,226,257,270

Chartwell Mid Cap Value Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$24,321,062	$—	$—	$24,321,062
Money Market Funds	1,199,451	—	—	1,199,451
Total Investments	$25,520,513	$—	$—	$25,520,513

Chartwell Small Cap Value	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$223,453,220	$—	$—	$223,453,220
Money Market Funds	5,660,560	—	—	5,660,560
Total Investments	$229,113,780	$—	$—	$229,113,780

Chartwell Short Duration High Yield	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds	$—	$79,867,489	$—	$79,867,488
Money Market Funds	4,870,339	—	—	4,870,339
Total Investments	$4,870,339	$79,867,489	$—	$84,737,828

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Chartwell Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$20,389,748	$—	$—	$20,389,748
Money Market Funds	3,141,276	—	—	3,141,276
Total Investments	$23,531,024	$—	$—	$23,531,024

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and/or corporate bonds, if applicable, by sector and/or industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended April 30, 2019.

Note 8 – Securities Lending

Under the terms of the securities lending agreement with BMO Securities Lending (“BMO”), BMO is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay BMO the remaining portion.

As of April 30, 2019, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Berwyn Income Fund	$11,235,209	$11,492,755
Chartwell Mid Cap Value Fund	—	—
Chartwell Small Cap Value Fund	5,240,835	5,363,381
Chartwell Short Duration High Yield Fund	3,703,219	3,780,943
Chartwell Small Cap Growth Fund	1,901,709	1,945,861

Chartwell Mid Cap Value Fund did not have any securities on loan as of April 30, 2019.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 9 – Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of April 30, 2019, the Chartwell Small Cap Value Fund had 26.2% of the value of its net assets invested in stocks within the Financials sector.

Note 10 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

CHARTWELL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The information in the row titled “Based on Actual Fund Return” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your Fund, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Based on Hypothetical 5% Return (before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the ongoing costs of investing in other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CHARTWELL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
Berwyn Income Fund
Based on Actual Fund Return	$1,000.00	$ 1,043.20	0.64%	$3.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,021.62	0.64%	$3.21

Chartwell Mid Cap Value Fund
Based on Actual Fund Return	$1,000.00	$ 1,086.70	1.05%	$5.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.59	1.05%	$5.26

Chartwell Small Cap Value Fund
Based on Actual Fund Return	$1,000.00	$ 1,060.40	1.05%	$5.36
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.59	1.05%	$5.26

Chartwell Short Duration High Yield Fund
Based on Actual Fund Return	$1,000.00	$ 1,036.40	0.49%	$2.47
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,022.36	0.49%	$2.46

Chartwell Small Cap Growth Fund
Based on Actual Fund Return	$1,000.00	$ 1,071.50	1.05%	$5.39
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.59	1.05%	$5.26

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, muliplied by 181/365 (to reflect the one-half year period).

CHARTWELL FUNDS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 1-888-995-5505, or on the SEC’s website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling the Funds at 1-888-995-5505, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Funds file a complete listing of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. These filings are available upon request by calling 1-888-995-5505 . Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Chartwell Funds

Each a series of The Chartwell Funds

Investment Advisor

Chartwell Investment Partners, LLC
1205 Westlakes Drive, Suite 100
Berwyn, Pennsylvania 19312

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Chartwell Funds

By (Signature and Title)*		/s/ Timothy J. Riddle
Timothy J. Riddle, President and Chief Executive Officer (Principal Executive Officer)
Date	June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Riddle
Timothy J. Riddle, President and Chief Executive Officer (Principal Executive Officer)

Date	June 28, 2019

By (Signature and Title)*		/s/ Neil Walker
Neil Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	June 28, 2019

*	Print the name and title of each signing officer under his or her signature.